Exhibit 99.1

World Omni Auto Receivables Trust 2018-D
Monthly Servicer Certificate
May 31, 2019

Dates Covered
Collections Period	05/01/19 - 05/31/19
Interest Accrual Period	05/15/19 - 06/16/19
30/360 Days	30
Actual/360 Days	33
Distribution Date	06/17/19

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/19	853,490,557.60	35,561
Yield Supplement Overcollateralization Amount 04/30/19	52,835,345.53	0
Receivables Balance 04/30/19	906,325,903.13	35,561
Principal Payments	26,591,290.89	490
Defaulted Receivables	1,618,278.84	63
Repurchased Accounts	25,894.81	1
Yield Supplement Overcollateralization Amount at 05/31/19	50,500,625.40	0
Pool Balance at 05/31/19	827,589,813.19	35,007

Pool Statistics	$ Amount	# of Accounts
Pool Factor	78.72%
Prepayment ABS Speed	1.42%
Aggregate Starting Principal Balance	1,115,466,187.84	38,980

Delinquent Receivables:
Past Due 31-60 days	5,281,531.87	186
Past Due 61-90 days	1,310,841.63	51
Past Due 91-120 days	231,318.75	10
Past Due 121+ days	0.00	0
Total	6,823,692.25	247

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.78%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.18%
Delinquency Trigger Occurred	NO

Recoveries	1,158,307.07
Aggregate Net Losses/(Gains) - May 2019	459,971.77
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.61%
Prior Net Losses Ratio	0.48%
Second Prior Net Losses Ratio	0.76%
Third Prior Net Losses Ratio	0.72%
Four Month Average	0.64%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.36%

Overcollateralization Target Amount	9,517,282.85
Actual Overcollateralization	9,517,282.85
Weighted Average APR	4.20%
Weighted Average APR, Yield Adjusted	6.82%
Weighted Average Remaining Term	59.09

Flow of Funds	$ Amount

Collections	30,922,380.62
Investment Earnings on Cash Accounts	9,079.26
Servicing Fee	(755,271.59)
Transfer to Collection Account	25,894.81
Available Funds	30,202,083.10

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	2,109,850.83
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	95,787.00
(5) Noteholders' Second Priority Principal Distributable Amount	435,603.00
(6) Class C Interest	50,471.25
(7) Noteholders' Third Priority Principal Distributable Amount	15,650,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	9,517,282.85
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,343,088.17

Total Distributions of Available Funds	30,202,083.10

Servicing Fee	755,271.59
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	994,260,000.00
Original Class B	31,320,000.00
Original Class C	15,650,000.00

Total Class A, B, & C
Note Balance @ 05/15/19	843,675,416.19
Principal Paid	25,602,885.85
Note Balance @ 06/17/19	818,072,530.34

Class A-1
Note Balance @ 05/15/19	0.00
Principal Paid	0.00
Note Balance @ 06/17/19	0.00
Note Factor @ 06/17/19	0.0000000%

Class A-2a
Note Balance @ 05/15/19	303,473,020.44
Principal Paid	21,030,941.95
Note Balance @ 06/17/19	282,442,078.49
Note Factor @ 06/17/19	87.7149312%

Class A-2b
Note Balance @ 05/15/19	65,972,395.75
Principal Paid	4,571,943.90
Note Balance @ 06/17/19	61,400,451.85
Note Factor @ 06/17/19	87.7149312%

Class A-3
Note Balance @ 05/15/19	351,000,000.00
Principal Paid	0.00
Note Balance @ 06/17/19	351,000,000.00
Note Factor @ 06/17/19	100.0000000%

Class A-4
Note Balance @ 05/15/19	76,260,000.00
Principal Paid	0.00
Note Balance @ 06/17/19	76,260,000.00
Note Factor @ 06/17/19	100.0000000%

Class B
Note Balance @ 05/15/19	31,320,000.00
Principal Paid	0.00
Note Balance @ 06/17/19	31,320,000.00
Note Factor @ 06/17/19	100.0000000%

Class C
Note Balance @ 05/15/19	15,650,000.00
Principal Paid	0.00
Note Balance @ 06/17/19	15,650,000.00
Note Factor @ 06/17/19	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	2,256,109.08
Total Principal Paid	25,602,885.85
Total Paid	27,858,994.93

Class A-1
Coupon	2.44054%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	3.01000%
Interest Paid	761,211.49
Principal Paid	21,030,941.95
Total Paid to A-2a Holders	21,792,153.44

Class A-2b
One-Month Libor	2.43963%
Coupon	2.57963%
Interest Paid	156,002.34
Principal Paid	4,571,943.90
Total Paid to A-2b Holders	4,727,946.24

Class A-3
Coupon	3.33000%
Interest Paid	974,025.00
Principal Paid	0.00
Total Paid to A-3 Holders	974,025.00

Class A-4
Coupon	3.44000%
Interest Paid	218,612.00
Principal Paid	0.00
Total Paid to A-4 Holders	218,612.00

Class B
Coupon	3.67000%
Interest Paid	95,787.00
Principal Paid	0.00
Total Paid to B Holders	95,787.00

Class C
Coupon	3.87000%
Interest Paid	50,471.25
Principal Paid	0.00
Total Paid to C Holders	50,471.25

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	2.1667730
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	24.5890782
Total Distribution Amount	26.7558512

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	2.3640108
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	65.3134843
Total A-2a Distribution Amount	67.6774951

A-2b Interest Distribution Amount	2.2286049
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	65.3134843
Total A-2b Distribution Amount	67.5420892

A-3 Interest Distribution Amount	2.7750000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.7750000

A-4 Interest Distribution Amount	2.8666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.8666667

B Interest Distribution Amount	3.0583333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.0583333

C Interest Distribution Amount	3.2250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.2250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	17.01
Noteholders' Third Priority Principal Distributable Amount	611.26
Noteholders' Principal Distributable Amount	371.73

Account Balances	$ Amount

Reserve Account
Balance as of 05/15/19	2,609,619.51
Investment Earnings	5,213.10
Investment Earnings Paid	(5,213.10)
Deposit/(Withdrawal)	-
Balance as of 06/17/19	2,609,619.51
Change	-

Required Reserve Amount	2,609,619.51